Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 23. Segment, Product and Geographic Information

	Year Ended December 31, 2010
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$590,057	52,635	642,692

Segment operating income (loss)	$54,815	(19,457)	35,358
Non operating loss, net			(64)
Consolidated earnings before income taxes			$35,294
Significant noncash item:
Share based compensation	$5,007	1,304	6,311
Depreciation and amortization	$10,074	3,552	13,626

	Year Ended December 31, 2011
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$552,456	80,565	633,021
Segment operating income (loss)	$38,401	(21,793)	16,608
Non operating income, net			200
Consolidated earnings before income taxes			$16,808
Significant noncash item:
Share Based Compensation	$2,820	1,370	4,190
Depreciation and amortization	$7,849	4,946	12,795

	Year Ended December 31, 2012
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$634,111	103,144	737,255
Segment operating income (loss)	$83,883	(16,823)	67,060
Non operating loss, net			(1,174)
Consolidated earnings before income taxes			$65,886
Significant noncash item:
Share Based Compensation	$1,612	324	1,936
Depreciation and amortization	$8,881	4,418	13,299

Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Display drivers for large-size applications	$366,492	270,372	305,247
Display drivers for mobile handsets applications	119,623	169,248	177,175
Display drivers for consumer electronics applications	103,942	112,836	151,689
Others	52,635	80,565	103,144
	$642,692	633,021	737,255

The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Taiwan	$492,687	395,228	356,793
China	112,845	209,216	334,433
Other Asia Pacific (Korea and Japan)	37,121	27,738	43,245
Europe (Europe and America)	39	839	2,784
	$642,692	633,021	737,255

The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2011	2012
	(in thousands)

Taiwan	$56,185	51,519
China	822	744
U.S.	132	330
Korea	11	16
	$57,150	52,609

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

CMO/CMI and its affiliates, a related party	$335,595	258,156	251,974
Customer A and its affiliates	1,516	35,908	86,069
	$337,111	294,064	338,043

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2011	2012
	(in thousands)

CMI and its affiliates, a related party	$79,916	73,432
Customer A and its affiliates	18,684	29,198
	$98,600	102,630

As of December 31, 2011 and 2012, allowance for doubtful accounts, sales returns and discounts for those accounts receivable was $178 thousand and $342 thousand, respectively.